Business Combinations - Merger Consideration (Narrative) (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Jan. 10, 2017 USD ($) $ / shares	Jan. 10, 2017 USD ($) $ / shares shares	Dec. 31, 2018	Dec. 31, 2017 USD ($)	Dec. 29, 2017
Minimum
Business Acquisition [Line Items]
Capitalization rate		4.40%
Minimum | Investment management contracts
Business Acquisition [Line Items]
Management agreement, discount rate		8.00%
Weighted average useful life		2 years
Minimum | Vehicles
Business Acquisition [Line Items]
Weighted average useful life		20 years
Minimum | Trade name
Business Acquisition [Line Items]
Weighted average useful life		20 years
Management agreement, royalty rate		1.50%
Maximum
Business Acquisition [Line Items]
Capitalization rate		12.50%
Maximum | Investment management contracts
Business Acquisition [Line Items]
Management agreement, discount rate		10.00%
Weighted average useful life		18 years
Maximum | Vehicles
Business Acquisition [Line Items]
Weighted average useful life		30 years
Maximum | Trade name
Business Acquisition [Line Items]
Weighted average useful life		30 years
Management agreement, royalty rate		2.00%
Colony NorthStar | Minimum | Ground lease obligations
Business Acquisition [Line Items]
Weighted average useful life		6 years
Colony NorthStar | Minimum | Other real estate related intangibles
Business Acquisition [Line Items]
Weighted average useful life		1 year
Colony NorthStar | Maximum | Ground lease obligations
Business Acquisition [Line Items]
Weighted average useful life		90 years
Colony NorthStar | Maximum | Other real estate related intangibles
Business Acquisition [Line Items]
Weighted average useful life		17 years
NSAM and NRF
Business Acquisition [Line Items]
Cash assumed	$ 437,400	$ 437,400		$ 260,609
Management agreement, off-market component, value	$ 1,500,000	$ 1,500,000		1,514,085
NSAM
Business Acquisition [Line Items]
Business combination, stock exchange, conversion ratio		1.4663
Cash assumed				152,858
Management agreement, off-market component, value				$ 0
Management agreement, discount rate		10.00%
NSAM | Colony NorthStar
Business Acquisition [Line Items]
Ownership interest acquired	32.85%	32.85%
Colony Capital, Inc. | Colony NorthStar
Business Acquisition [Line Items]
Dividend payable assumed in merger	$ 226,100	$ 226,100
Payroll tax liability assumed in merger	$ 78,900	$ 78,900
Class A Common Stock | Colony NorthStar
Business Acquisition [Line Items]
Business combination, stock exchange, conversion ratio	1.4663	1.4663	1.4663
Class A Common Stock | Colony Capital Operating Company, LLC
Business Acquisition [Line Items]
Share price (in dollars per share) | $ / shares	$ 21.52	$ 21.52
Class A Common Stock | NSAM | Colony NorthStar
Business Acquisition [Line Items]
Business combination, stock exchange, conversion ratio		1.4663
Class A Common Stock | NorthStar Realty Finance Corp. | Colony NorthStar
Business Acquisition [Line Items]
Business combination, stock exchange, conversion ratio		1.3335
Preferred stock | Colony NorthStar
Business Acquisition [Line Items]
Business combination, stock exchange, conversion ratio		1
Preferred stock | Colony Capital, Inc. | Colony NorthStar
Business Acquisition [Line Items]
Number of shares issued for each share held by acquiree | shares		1
Townsend | NSAM
Business Acquisition [Line Items]
Ownership interest acquired	84.00%	84.00%			84.00%